UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1 – Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley California Insured Municipal Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.
Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report
For the six months ended April 30, 2008

Market Conditions

The six-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the ‘‘Fed’’) stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 4.5 percent to 2.0 percent, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was most decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase’s purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The decline in short-term interest rates, coupled with the risk-averse environment during the period pushed Treasury yields lower, especially on the short end of the yield curve, causing the curve to steepen. The municipal yield curve steepened as well, with the yield differential between one-year and 30-year maturities reaching more than 300 basis points. Overall, municipal bonds underperformed their taxable counterparts as credit rating downgrades of various monoline bond insurers and the deterioration of the auction rate and variable rate markets posed additional challenges for the sector. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined. Although issuance by the state of California declined as well, the state remained one of the largest issuers of municipal bonds in the country.

Performance Analysis

For the six-month period ended April 30, 2008, the net asset value (NAV) of Morgan Stanley California Insured Municipal Income Trust (IIC) decreased from $14.96 to $14.68 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.33 per share and a long-term capital gain distribution of $0.109047 per share, the Trust’s total NAV return was 1.36 percent. IIC’s value on the New York Stock Exchange (NYSE) moved from $13.69 to $13.49 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust’s total market return was 1.78 percent. IIC’s NYSE market price was at an 8.11 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 118,533 shares of common stock at a weighted average market discount of 8.83 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.055 per share. The dividend reflects the current level of the

Trust’s net investment income. IIC’s level of undistributed net investment income was $0.051 per share on April 30, 2008 versus $0.056 per share six months earlier.1

Throughout the six-month period, the Trust maintained a lower interest rate sensitivity (as measured by duration*), which was implemented through the use of a U.S. Treasury futures hedge. This defensive positioning benefited performance as it helped to minimize the price declines that resulted from rising yields across the intermediate and long end of the municipal yield curve.

In terms of the Trust’s sector positioning, an overweight in the hospital/life care and tobacco sectors detracted from relative performance as spread widening in those sectors hindered returns. Conversely, an overweight in the public utility sector, particularly water and sewer bonds, benefited performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities and the Trust’s holdings there enhanced returns.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of Auction Rate Preferred Shares (ARPS) outstanding, including their purchase in the open market or in privately negotiated transactions.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

[1] Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

TOP FIVE SECTORS AS OF 04/30/08
Appropriation	16.6%
Water & Sewer	15.1
Dedicated Tax	13.6
Education	11.3
Transportation	9.2

LONG-TERM CREDIT ENHANCEMENTS AS OF 04/30/08
FSA	27.7%
MBIA	26.9
AMBAC	24.5
FGIC	17.8
U.S. Government Backed	2.4
AGC	0.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit enhancements are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments April 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (139.1%)
	California (135.8%)
$750	Alameda County Joint Powers Authority, Ser 2008 A (FSA Insd)	5.00%	12/01/25	$787,252
585	Alvord Unified School District, Ser 2007 A (FSA Insd) WI	5.00	08/01/28	610,237
4,970	Anaheim City School District, Ser 2007 (MBIA Insd)	0.00	08/01/24	2,155,737
4,000	Anaheim Electric, Ser 2007-A (MBIA Insd)	4.50	10/01/37	3,788,280
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35	12/01/27	5,202,600
3,000	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25	12/01/19	3,163,170
1,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Ser 2006 B (FGIC Insd)	5.00	05/01/31	986,550
2,000	California State University, Ser 2003 A (FGIC Insd)	5.25	11/01/21	2,076,860
2,000	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35	2,024,740
3,000	California, Economic Recovery Ser 2004 A (MBIA Insd)	5.00	07/01/15	3,237,240
4,000	California, Refg Dtd 04/01/07 Ser 2007 (MBIA Insd)	4.25	08/01/33	3,663,320
750	California, Various Purpose Dtd 04/01/93 (FSA Insd)	5.50	04/01/19	758,040
2,000	California, Veterans Ser BH (AMT) (FSA Insd)	5.40	12/01/16	2,024,540
1,000	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36	1,005,900
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Special Tax Ser 2005 (FGIC Insd)	5.00	09/01/29	987,020
2,000	Chula Vista Public Financing Authority, Ser A 2005 (MBIA Insd)	5.00	09/01/29	2,002,300
5,060	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/20	5,316,289
2,135	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/21	2,226,250
2,240	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/22	2,341,853
2,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00	11/01/25	2,027,680
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd) (a)	5.00	07/01/32	1,020,090
2,560	Fontana Unified School District, Ser B (FSA Insd)	0.00	08/01/29	836,992
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	3,831,920
2,475	Grossmont Union High School District, Ser 2006 (MBIA Insd)	0.00	08/01/24	1,102,142
2,000	Kern County Board of Education, Refg 2006 Ser A COPs (MBIA Insd)	5.00	06/01/31	2,023,780
770	Kern County Water Agency, Ser 2008 A COPs (AGC Insd) WI	5.00	05/01/28	787,648
3,000	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25	09/01/24	3,117,630
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)	5.00	09/01/22	2,068,960

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,750	Long Beach Harbor, Ser 1995 (AMT) (MBIA Insd)	5.00%	05/15/24	$2,734,930
2,000	Los Angeles County Metropolitan Transportation Authority, Sales Tax Ser 2000 A (FGIC Insd)	4.50	07/01/29	1,963,440
4,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)	5.25	07/01/21	4,186,040
5,000	Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (MBIA Insd)	5.00	07/01/27	5,116,150
3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 A (FGIC Insd)	4.75	01/01/31	2,859,660
2,000	Los Angeles Unified School District, Ser 2006 F (MBIA Insd)	5.00	07/01/30	2,045,640
7,000	Los Angeles Wastewater, Refg Ser 2003 B (FSA Insd)	5.00	06/01/22	7,328,860
10,000	Los Angeles, Harbor Department 2001 A (AMBAC Insd)	5.00	08/01/25	10,179,300
4,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00	10/01/33	4,072,000
2,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00	10/01/36	2,033,120
3,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA Insd)	5.00	09/01/22	3,103,350
4,000	Modesto Irrigation District, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	4,076,200
5,000	Modesto, Community Center Refg 1993 Ser A COPs (AMBAC Insd)	5.00	11/01/23	5,242,650
3,000	Oakland, Ser 2003 A (MBIA Insd)	5.00	01/15/33	3,029,850
750	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd) WI	5.00	08/01/25	786,765
790	Placer County Water Agency, Ser 2008 (FSA Insd)	4.75	07/01/29	797,568
3,000	Port of Oakland, 2000 Ser K (AMT) (FGIC Insd)	5.875	11/01/17	3,043,860
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (b)	5.25	06/15/22	4,195,720
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (b)	5.25	06/15/23	4,195,720
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (b)	5.25	06/15/24	4,195,720
4,000	Poway Uniform School District Public Financiing Authority, Ser 2007 (AMBAC Insd)	4.625	09/15/42	3,750,360
770	Redding, Electric System Ser 2008 A (FSA Insd) WI	5.00	06/01/26	789,581
365	Redding, Electric System Ser 2008 A (FSA Insd) WI	5.00	06/01/27	372,811
4,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00	05/01/29	4,094,880
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Refg Issue 27A (AMT) (MBIA Insd)	5.25	05/01/26	5,008,250
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	5.00	07/01/28	1,135,744

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$4,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50%		09/01/37	$3,647,880
1,000	San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA Insd)	12.20	(c)	06/15/30	1,095,080
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31	5,070,500
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA Insd)	5.25		01/15/30	1,978,640
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37	8,090,880
4,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25	4,041,840
4,690	Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC Insd)	5.50		08/01/21	4,696,613
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)	5.00		09/01/30	1,005,320
2,150	Turlock Irrigation District, Refg 1998 Ser A (MBIA Insd)	5.00		01/01/26	2,166,620
770	Tustin Unified School District, Ser 2008 C (FSA Insd) WI	5.00		06/01/25	810,487
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00		05/15/22	2,076,580
5,000	University of California, Multi Purpose Ser 2003 Q (FSA Insd)	5.00		09/01/23	5,228,400
3,775	University of California, USLA Medical Center Ser 2004A (AMBAC Insd)	5.25		05/15/12 (d)	4,144,271
2,225	University of California, USLA Medical Center Ser 2004A (AMBAC Insd)	5.25		05/15/30	2,294,420
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00		05/15/30	1,023,520
4,000	University of California, Ser 2007 J (FSA Insd)	4.50		05/15/31	3,877,120
4,000	University of California, Ser 2007 J (FSA Insd)	4.50		05/15/35	3,830,920
4,000	University of California, Ser 2007 A (MBIA Insd)	4.50		05/15/37	3,777,080
1,330	Val Verde Unified School District, Ser 2005 B COPs (FGIC Insd)	5.00		01/01/35	1,306,831
1,465	Yosemite Community College District, Ser 2008 C (FSA Insd)	0.00		08/01/22	733,804
					212,409,995
	Puerto Rico (3.3%)
5,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.50		10/01/32	5,196,350
	Total Tax-Exempt Municipal Obligations (Cost $215,177,384)				217,606,345
	California Tax-Exempt Short-Term Municipal Bonds (6.9%)
4,100	California Department of Water (Demand 05/01/08)	2.55	†	05/01/22	4,100,000
925	California Housing Finance Agency, Ser 2000 B (Demand 05/01/08)	2.40	†	02/01/31	925,000
2,200	California, Ser B (Demand 05/01/08)	2.40	†	05/01/40	2,200,000
300	Metropolitan Waterworks District of Southern California, Ser B-3 (Demand 05/01/08)	2.19	†	07/01/35	300,000

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,700	Orange County Sanitation Districts, Ser B (Demand 05/01/08)	2.20	†%	08/01/30	$1,700,000
1,600	Tustin, Improvement Board Act 1915 (Demand 05/01/08)	2.19	†	09/02/13	1,600,000
	Total California Tax-Exempt Short-Term Municipal Bonds (Cost $10,825,000)				10,825,000
	Total Investments (Cost $226,002,384)				228,431,345
	Floating Rate Note Obligations Related to Securities Held (−3.8%)
(6,000)	Note with an interest rate of 3.18% at April 30, 2008 and contractual maturities of collateral ranging from 06/15/22 to 06/15/24 (See Note 1D) (e) (Cost $(6,000,000))				(6,000,000)
	Total Net Investments (Cost $220,002,384) (f) (g)			142.2%	222,431,345
	Liabilities in Excess of Other Assets			(0.6)	(970,946)
	Preferred Shares of Beneficial Interest			(41.6)	(65,000,000)
	Net Assets Applicable to Common Shareholders			100.0%	$156,460,399

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
RITES	Residual Interest Tax-Exempt Security.
WI	Security purchased on a when-issued basis.
†	Current coupon of variable rate demand obligation.
(a)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $254,163.
(b)	Underlying security related to inverse floaters entered into by the Trust (See Note 1D).
(c)	Current coupon rate for inverse floating rate municipal obligation (See Note 8). This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,095,080 which represents 0.7% of net assets applicable to common shareholders.
(d)	Prerefunded to call date shown.
(e)	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at April 30, 2008.
(f)	Securities have been designated as collateral in an amount equal to $41,087,630 in connection with open futures and swap contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,844,084 and the aggregate gross unrealized depreciation is $2,415,123, resulting in net unrealized appreciation of $2,428,961.
Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

Futures Contracts Open at April 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
215	Long	Swap Future 10 year
		June 2008	$24,254,688	$78,308
19	Long	U.S. Treasury Notes 10 year
		June 2008	2,200,438	(5,543)
3	Long	U.S. Treasury Notes 2 year
		June 2008	638,063	697
191	Short	U.S. Treasury Bonds 20 year
		June 2008	(22,326,110)	161,652
		Net Unrealized Appreciation		$235,114

Interest Rate Swap Contracts Open at April 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY TRUST	PAYMENTS MADE BY TRUST	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	$9,890	Fixed Rate 5.580%	Floating Rate 0.000%@	February 28, 2018	$180,591
Bank of America N.A.	2,960	Fixed Rate 5.070	Floating Rate 0.000@	April 14, 2018	(3,108)
Bank of America N.A.	2,975	Fixed Rate 4.982	Floating Rate 0.000@	April 15, 2018	(12,555)
Bank of America N.A.	12,640	Floating Rate 0.000@	Fixed Rate 5.990	February 28, 2023	(193,772)
Bank of America N.A.	3,790	Floating Rate 0.000@	Fixed Rate 5.470	April 14, 2023	(2,501)
Bank of America N.A.	3,645	Floating Rate 0.000@	Fixed Rate 5.380	April 15, 2023	6,743
JPMorgan Chase Bank N.A.	10,410	Fixed Rate 5.385	Floating Rate 0.000@	February 14, 2018	118,362
JPMorgan Chase Bank N.A.	13,270	Floating Rate 0.000@	Fixed Rate 5.831	February 14, 2023	(144,908)
Merrill Lynch & Co., Inc.	3,975	Fixed Rate 5.000	Floating Rate 0.000@	April 15, 2018	(14,270)
Merrill Lynch & Co., Inc.	5,125	Floating Rate 0.000@	Fixed Rate 5.395	April 15, 2023	7,329
		Net Unrealized Depreciation			$(58,089)

@	Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $226,002,384)	$228,431,345
Unrealized appreciation on open swap contracts	313,025
Cash	77,798
Receivable for:
Interest	3,280,464
Variation margin	9,423
Prepaid expenses and other assets	49,403
Total Assets	232,161,458
Liabilities:
Floating rate note obligations	6,000,000
Unrealized depreciation on open swap contracts	371,114
Payable for:
Investments purchased	4,148,577
Investment advisory fee	53,659
Administration fee	15,899
Transfer agent fee	934
Accrued expenses and other payables	110,876
Total Liabilities	10,701,059
Preferred shares of beneficial interest (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,300 shares outstanding)	65,000,000
Net Assets Applicable to Common Shareholders	$156,460,399
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 10,660,578 shares outstanding)	$151,565,183
Net unrealized appreciation	2,605,986
Accumulated undistributed net investment income	544,410
Accumulated undistributed net realized gain	1,744,820
Net Assets Applicable to Common Shareholders	$156,460,399
Net Asset Value Per Common Share ($156,460,399 divided by 10,660,578 common shares outstanding)	$14.68

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Income:
Interest Income	$5,357,499
Expenses
Investment advisory fee	300,088
Interest and residual trust expenses	105,107
Administration fee	88,915
Auction commission fees	81,119
Professional fees	27,742
Custodian fees	25,626
Auction agent fees	18,437
Shareholder reports and notices	12,392
Listing fees	10,095
Transfer agent fees and expenses	5,806
Trustees’ fees and expenses	4,335
Other	28,937
Total Expenses	708,599
Less: expense offset	(25,627)
Net Expenses	682,972
Net Investment Income	4,674,527
Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	1,159,172
Futures contracts	520,768
Net Realized Gain	1,679,940
Change in Unrealized Appreciation/Depreciation on:
Investments	(3,894,471)
Futures contracts	300,095
Swap contracts	(58,089)
Net Change in Unrealized Appreciation/Depreciation	(3,652,465)
Net Loss	(1,972,525)
Dividends to preferred shareholders from net investment income	(1,202,353)
Net Increase	$1,499,649

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,674,527	$9,481,015
Net realized gain	1,679,940	1,237,790
Net change in unrealized appreciation/depreciation	(3,652,465)	(5,370,221)
Dividends to preferred shareholders from net investment income	(1,202,353)	(2,190,950)
Net Increase	1,499,649	3,157,634
Dividends and Distributions to Common Shareholders from:
Net investment income	(3,532,225)	(7,454,532)
Net realized gain	(1,172,878)	(341,559)
Total Dividends and Distributions	(4,705,103)	(7,796,091)
Decrease from transactions in common shares of beneficial interest	(1,610,157)	(1,943,783)
Net Decrease	(4,815,611)	(6,582,240)
Net Assets Applicable to Common Shareholders:
Beginning of period	161,276,010	167,858,250
End of Period
(Including accumulated undistributed net investment income of $544,410 and $604,461 respectively)	$156,460,399	$161,276,010

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley California Insured Municipal Income Trust (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on November 2, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.    Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.    Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

D.   Floating Rate Note Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidations value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption ‘‘floating rate note obligations’’ on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Trust’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $12,587,160 are held by the Dealer Trusts and serve as collateral for the $6,000,000 in the floating rate note and dealer trusts obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at April 30, 2008 are presented in the Portfolio of Investments.

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Trust may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Trust’s books.

F.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income tax is required. The Trust files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Trust adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in interest

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

G.    Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s average weekly net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s average weekly net assets including preferred shares.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008, aggregated $8,270,842 and $11,852,510, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,308. At April 30, 2008, the Trust had an accrued pension liability of $52,794 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 4 Auction Rate Preferred Shares (‘‘preferred shares’’) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES+	AMOUNT IN THOUSANDS+	RATE+	RESET DATE	RANGE OF DIVIDEND RATES++
1	200	$10,000	3.59%	05/05/08	1.77% − 4.51%
2	400	20,000	3.59	05/05/08	2.50 − 4.51
3	500	25,000	3.59	05/05/08	2.78 − 4.51
4	200	10,000	3.59	05/05/08	2.75 − 4.51

+	As of April 30, 2008.
++	For the six months ended April 30, 2008.

Subsequent to April 30, 2008 and up through June 6, 2008, the Trust paid dividends to Series 1 through 4 at rates ranging from 2.59% to 3.95%, in the aggregate amount of $206,063.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2006	10,915,211	$109,152	$155,009,971
Treasury shares purchased and retired (weighted average discount 5.76%)+++	(136,100)	(1,361)	(1,942,422)
Balance, October 31, 2007	10,779,111	107,791	153,067,549
Treasury shares purchased and retired (weighted average discount 8.83%)+++	(118,533)	(1,185)	(1,608,972)
Balance, April 30, 2008	10,660,578	$106,606	$151,458,577

+++	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On April 8, 2008, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.055	May 23, 2008	May 30, 2008
$0.055	June 20, 2008	June 27, 2008

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trusts in exchange for cash and residual interests in the Dealer Trusts (See Note 1D). These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust’s portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statements of Assets and Liabilities.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

10.   Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘FAS 161’’). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley California Insured Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31,
			2007		2006	2005		2004		2003
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.96		$15.38		$15.04	$15.00		$14.84		$15.00
Income (loss) from investment operations:
Net investment income(1)	0.44		0.87		0.87	0.86		0.86		0.92
Net realized and unrealized gain (loss)	(0.18)		(0.38)		0.35	(0.05)		0.22		(0.12)
Common share equivalent of dividends paid to preferred shareholders(1)	(0.11)		(0.20)		(0.17)	(0.11)		(0.10)		(0.08)
Total income from investment operations	0.15		0.29		1.05	0.70		0.98		0.72
Less dividends and distributions from:
Net investment income	(0.33)		(0.69)		(0.72)	(0.72)		(0.80)		(0.89)
Net realized gain	(0.11)		(0.03)		(0.02)	—		(0.07)		—
Total dividends and distributions	(0.44)		(0.72)		(0.74)	(0.72)		(0.87)		(0.89)
Anti-dilutive effect of acquiring treasury shares(1)	0.01		0.01		0.03	0.06		0.05		0.01
Net asset value, end of period	$14.68		$14.96		$15.38	$15.04		$15.00		$14.84
Market value, end of period	$13.49		$13.69		$14.46	$13.54		$13.63		$13.87
Total Return(2)	1.78	%(5)	(0.48)%		12.51%	4.74%		4.78%		2.61%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.90	%(6)(4)	1.04	%(3)	0.89%	0.79	%(3)	0.81	%(3)	0.77	%(3)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.76	%(6)(4)	0.75	%(3)	0.76%	0.79	%(3)	0.81	%(3)	0.77	%(3)
Net investment income before preferred stock dividends	5.93	%(6)	5.80%		5.75%	5.63%		5.82%		6.14%
Preferred stock dividends	1.53	%(6)	1.34%		1.14%	0.74%		0.67%		0.56%
Net investment income available to common shareholders	4.40	%(6)	4.46%		4.61%	4.89%		5.15%		5.58%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$156,460		$161,276		$167,858	$168,195		$173,758		$178,537
Asset coverage on preferred shares at end of period	341%		348%		358%	359%		367%		374%
Portfolio turnover rate	4	%(5)	16%		5%	13%		16%		64%

(1)	The per share amounts were computed using an average number of common shares outstanding during the period.
(2)	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Does not reflect the effect of expense offset of 0.03%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Revised Investment Policy (unaudited)

While the Trust’s policy is to emphasize investments in municipal obligations with longer-term maturities because generally longer-term obligations, while more susceptible to market fluctuations resulting from changes in interest rates, produce higher yields than short-term obligations, the Trust no longer expects to maintain a specific average weighted maturity of its portfolio. As a result of changes in the fixed-income and municipal marketplace, the Trust’s average portfolio maturity will vary depending upon market conditions and other factors.

Morgan Stanley California Insured Municipal Income Trust

Morgan Stanley Advisor Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as ‘‘personal information.’’

1.   What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

▪	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

▪	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

▪	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

▪	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

▪	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of

Morgan Stanley California Insured Municipal Income Trust

Morgan Stanley Advisor Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

‘‘cookies.’’ ‘‘Cookies’’ recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.   When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.   Information We Disclose to Our Affiliated Companies.     We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.   Information We Disclose to Third Parties.     We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.   How Do We Protect the Security and Confidentiality of Personal Information We Collect
About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

© 2008 Morgan Stanley

IICSANIU08-03279P-Y04/08	MORGAN STANLEY FUNDS
Morgan Stanley California Insured Municipal Income Trust Semiannual Report April 30, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
November 1, – November 30, 2007	23,400	13.2347	N/A	N/A
December 1, – December 31, 2007	51,901	13.3479	N/A	N/A
January 1, – January 31, 2008	30,432	14.2856	N/A	N/A
February 1 – February 29, 2008	12,800	13.7577	N/A	N/A
March 1 – March 31, 2008			N/A	N/A
April 1, – April 30, 2008			N/A	N/A
Total	118,533	13.6565	N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

2

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust
/s/ Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008

4

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley California Insured Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008,

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

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EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley California Insured Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Insured Municipal Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Insured Municipal Income Trust and will be retained by Morgan Stanley California Insured Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Insured Municipal Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008

/s/ Ronald E. Robison
Francis Smith
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Insured Municipal Income Trust and will be retained by Morgan Stanley California Insured Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

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